SEC FILE NUMBER

333-124154

333-45823

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	☐ Form 10-K ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: June 30, 2010

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Stanadyne Holdings, Inc.

Full Name of Registrant

Former Name if Applicable

92 Deerfield Road

Address of Principal Executive Office (Street and Number)

Windsor, CT 06095

City, State and Zip Code

Stanadyne Corporation

Full Name of Registrant

Former Name if Applicable

92 Deerfield Road

Address of Principal Executive Office (Street and Number)

Windsor, CT 06095

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrants seek relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

As previously disclosed in a Current Report on Form 8-K filed on April 16, 2010, in connection with the preparation of the consolidated financial statements of Stanadyne Holdings, Inc. (“Holdings”) and its subsidiaries, including Stanadyne Corporation (“Stanadyne” and together with Holdings, the “Companies”), for the fiscal year ended December 31, 2009, certain errors were identified that affected the reported results of the Companies for the fiscal years ended December 31, 2004 through 2008 as well as the first three quarters of 2009 and 2008. The errors primarily related to the calculation of (i) the “Last In First Out” inventory values, (ii) the projected benefit obligations of the Companies’ pension plan, and (iii) the foreign currency translation of goodwill. In addition, other unadjusted errors were previously identified by the Companies’ prior registered public accounting firm, during their audits of the years ended December 31, 2008, 2007, and 2006. As a consequence of these errors, the Companies concluded that they had a material weakness in internal control over financial reporting and would restate their consolidated financial statements for the years ended December 31, 2007 and December 31, 2008 and as of January 1, 2007 as well as the first three quarters of 2009 (the “Affected Periods”) in order to enable the Companies to correctly present their financial results and correct the errors described above. For more information regarding the material weakness please see our financial reporting on Form 10-K for the fiscal year ended December 31, 2009 which was filed on June 21, 2010.

The Companies filed their Annual Report on Form 10-K for the fiscal year ended December 31, 2009 on June 21, 2010. The amendments to our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2009 was filed on August 13, 2010 and we expect to file amendments to our Quarterly Reports on Form 10-Q for the quarterly periods ended June 30, 2009 and September 30, 2009 as soon as possible. Additionally, we expect to file our Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2010 shortly after we file those amendments. However, as a result of the restatement, the Companies are unable to complete and file their Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2010 within the prescribed time period for such report. We expect to file our Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2010 shortly after filing the Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2010.

The Companies are working diligently to complete the restatements of the remaining financial statements of the Affected Periods. Following the restatements and completion of the financial statements by the Companies and the reviews, as applicable, of those financial statements by PricewaterhouseCoopers LLP, the Companies’ independent registered public accounting firm, the Companies will promptly make all necessary filings with the Securities and Exchange Commission, including the Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2010.

SEC 1344 (03-05)	Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Stephen S. Langin	(860)	525-0821
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes ☐ No ☒

The Companies’ report on Form 10Q for the period ended March 31, 2010 has not been filed.

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? Yes ☒ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Our financial results for the three months and six months ended June 30, 2010 differ significantly from those for the three months and six months ended June 20, 2009 due to the impact of the global economic recession on our business during the prior year. The global economic downturn that began in 2008 did not significantly affect Stanadyne until the first quarter 2009, and then had a profound impact on every sector of our business. In the first quarter of 2009, our customers, both original equipment manufacturers and service customers, cut inventories, canceled orders and slowed incoming material. In the second quarter of 2009, orders stabilized and increased by 18% from the first quarter of 2009, but customer demand remained very volatile. Orders for our products improved gradually in the third and fourth quarters of 2009, with customers confirming low inventory levels and requesting “inside lead time” drop-in orders. These positive trends have continued in the first and second quarters of 2010. The preparation of the Companies’ financial statements for the quarterly period ended June 30, 2010 are still being finalized and, as a result, the Companies are not able to provide a quantitative estimate of those results at the time of this filing.

Stanadyne Holdings, Inc.

Stanadyne Corporation

(Name of Registrant as Specified in Charter)

has each caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	August 17, 2010	By:	/s/ Stephen S. Langin
Stephen S. Langin
Chief Financial Officer